Summary of Principal Accounting Policies - Income (Loss) per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income (loss) per share
Net loss attributable to Leju ordinary shareholders-basic and diluted	$ (55,934,159)	$ (89,668,194)	$ (150,933,535)
Weighted average number of ordinary shares outstanding-basic (in shares)	13,754,135	13,704,238	13,665,216
Weighted average number of ordinary shares outstanding-diluted (in shares)	13,754,135	13,704,238	13,665,216
Basic loss per share (in dollars per share)	$ (4.07)	$ (6.54)	$ (11.05)
Diluted loss per share (in dollars per share)	$ (4.07)	$ (6.54)	$ (11.05)
Share options and restricted shares
Income (loss) per share
Stock options and restricted shares	972,201	15,156,318	15,617,986